Right of Use Assets and Lease Liabilities - Disclosure of right-of-use assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets	$ 4,124,563	$ 4,845,738	$ 4,845,738
Depreciation	(192,324)	$ (201,694)	(785,306)
Transfer to deposit			(5,000)
Additions during the period			69,131
Right of Use Assets	$ 3,932,239		$ 4,124,563